Prepaid Expenses and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)		Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Prepaid Expenses And Other Current Assets Abstract
Loans to third parties	[1]	$ 4,098,405	$ 3,087,665
Less: allowance for expected credit loss
Prepaid expenses and other current assets		4,098,405	3,087,665
Other receivables		247,317	263,445
Less: allowance for expected credit loss		(27,822)	(28,063)	$ (37,366)
Other receivables,net		$ 219,495	$ 235,382

[1]	The loans were made to business partners for short-term working capital purpose. The loans mature within 1 year and carry interest of 8% is paid semiannually.